Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 179.2	$ 183.0
Total liabilities at fair value	31.9	34.7
Other [Member] | Investments Held in a Rabbi Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5.2	8.9
Inventories and Other Current Assets [Member] | Investments Held in a Rabbi Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	1.1
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	88.9
Executive Retirement Plan [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	5.2	6.0
Executive Retirement Plan [Member] | Other Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	1.1	2.8
Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	25.6
Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		174.1
Derivatives Designated as Cash Flow Hedges [Member] | Foreign Currency [Member] | Trade and Notes Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	6.0
Derivatives Designated as Net Investment Hedges [Member] | Foreign Currency [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value		25.9
Derivatives Designated as Net Investment Hedges [Member] | Foreign Currency [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	75.9
Derivatives Designated as Net Investment Hedges [Member] | Foreign Currency [Member] | Inventories and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	2.1
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	6.3	8.9
Level 1 [Member] | Other [Member] | Investments Held in a Rabbi Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5.2	8.9
Level 1 [Member] | Inventories and Other Current Assets [Member] | Investments Held in a Rabbi Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	1.1
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	172.9	174.1
Total liabilities at fair value	31.9	34.7
Level 2 [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	88.9
Level 2 [Member] | Executive Retirement Plan [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	5.2	6.0
Level 2 [Member] | Executive Retirement Plan [Member] | Other Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	1.1	2.8
Level 2 [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	25.6
Level 2 [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Interest Rate [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		174.1
Level 2 [Member] | Derivatives Designated as Cash Flow Hedges [Member] | Foreign Currency [Member] | Trade and Notes Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	6.0
Level 2 [Member] | Derivatives Designated as Net Investment Hedges [Member] | Foreign Currency [Member] | Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value		$ 25.9
Level 2 [Member] | Derivatives Designated as Net Investment Hedges [Member] | Foreign Currency [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	75.9
Level 2 [Member] | Derivatives Designated as Net Investment Hedges [Member] | Foreign Currency [Member] | Inventories and Other Current Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 2.1